Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Asset-Backed Securities - 20.6%
Affirm Asset Securitization Trust, 3.4600%, 10/15/24 (144A) $ 290,129 $ 292,210
Ajax Mortgage Loan Trust, 2.2500%, 6/25/60 (144A)
Ç
103,066 103,116
Ajax Mortgage Loan Trust, 2.2500%, 9/27/60 (144A)
Ç
36,060 36,088
Aligned Data Centers Issuer LLC, 1.9370%, 8/15/46 (144A) 500,000 482,176
Aqua Finance Trust, 1.5400%, 7/17/46 (144A) 315,902 310,483
Carvana Auto Receivables Trust, 0.8200%, 4/10/25 57,000 56,828
DB Master Finance LLC, 4.3520%, 5/20/49 (144A) 328,440 344,446
Domino's Pizza Master Issuer LLC, 2.6620%, 4/25/51 (144A) 49,625 48,831
FREED ABS Trust, 0.6200%, 11/20/28 (144A) 332,031 331,185
FREED ABS Trust, 1.0100%, 11/20/28 (144A) 250,000 246,691
GoodLeap Sustainable Home Solutions Trust, 2.1000%, 5/20/48 (144A) 941,458 908,063
GoodLeap Sustainable Home Solutions Trust, 2.3100%, 10/20/48 (144A) 238,754 233,225
Jersey Mike's Funding, 4.4330%, 2/15/50 (144A) 125,000 129,488
JP Morgan Chase Bank NA, 0.8600%, 2/26/29 (144A) 409,972 406,148
Lendingpoint Asset Securitization Trust, 1.1100%, 2/15/29 (144A) 102,929 102,404
Lendingpoint Asset Securitization Trust, 1.6800%, 6/15/29 (144A) 250,000 249,771
Mosaic Solar Loan Trust, 1.4400%, 6/20/52 (144A) 482,979 455,339
Mosaic Solar Loan Trust, 1.9200%, 6/20/52 (144A) 482,979 462,049
Oasis Securitization Funding LLC, 2.1430%, 10/15/33 (144A) 233,448 232,716
PACEWell 5 Trust, 2.6280%, 10/10/59 (144A) 250,000 245,791
PRET LLC, 2.4871%, 10/25/51 (144A)
‡
387,981 386,954
Sunnova Helios II Issuer LLC, 2.0100%, 7/20/48 (144A) 964,689 932,339
Sunrun Demeter Issuer, 2.2700%, 1/30/57 (144A) 250,000 243,096
Taco Bell Funding LLC, 1.9460%, 8/25/51 (144A) 412,000 397,734
Tesla Auto Lease Trust, 0.3600%, 9/22/25 (144A) 1,500,000 1,485,818
Upstart Securitization Trust, 0.8400%, 9/20/31 (144A) 375,100 370,415
Total Asset-Backed Securities (cost $9,698,742) 9,493,404
Collateralized Loan Obligations - 8.2%
Allegro CLO II-S Ltd. 2014-1RA B, ICE LIBOR USD 3 Month + 2.1500%, 2.4051%,
10/21/28 (144A)
‡
250,000 250,648
Benefit Street Partners CLO XXII Ltd. 2020-22A B, ICE LIBOR USD 3 Month +
1.5500%, 1.8040%, 1/20/32 (144A)
‡
250,000 250,038
Carlyle US CLO Ltd. 2017-5A A1B, ICE LIBOR USD 3 Month + 1.2500%,
1.5040%, 1/20/30 (144A)
‡
453,000 450,666
CBAM Ltd. 2019-11RA A2, ICE LIBOR USD 3 Month + 1.5000%, 1.6249%,
1/20/35 (144A)
‡
250,000 250,409
Cedar Funding VII CLO Ltd. 2018-7A A1, ICE LIBOR USD 3 Month + 1.0000%,
1.2540%, 1/20/31 (144A)
‡
600,000 600,367
CIFC Funding Ltd. 2014-5A DR2, ICE LIBOR USD 3 Month + 3.4000%, 3.6413%,
10/17/31 (144A)
‡
250,000 250,082
CIFC Funding Ltd. 2021-1A A1, ICE LIBOR USD 3 Month + 1.1100%, 1.3677%,
4/25/33 (144A)
‡
250,000 250,058
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A BR, ICE LIBOR USD 3
Month + 1.6000%, 1.8413%, 10/16/33 (144A)
‡
250,000 250,124
Recette CLO Ltd. 2015-1A ARR, ICE LIBOR USD 3 Month + 1.0800%, 1.3340%,
4/20/34 (144A)
‡
340,000 338,533
Regata XII Funding Ltd. 2019-1A BR, ICE LIBOR USD 3 Month + 1.6000%,
1.8413%, 10/15/32 (144A)
‡
485,000 485,067
Voya CLO Ltd. 2017-4A A2, ICE LIBOR USD 3 Month + 1.2500%, 1.4913%,
10/15/30 (144A)
‡
411,000 410,090
Total Collateralized Loan Obligations (cost $3,787,262) 3,786,082
Corporate Bonds - 26.0%
Basic Materials - 0.7%
RPM International, Inc., 2.9500%, 1/15/32 330,000 327,617

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - 1.6%
General Motors Financial Co., Inc., 2.7000%, 8/20/27 $ 129,000 $ 128,213
Hasbro, Inc., 5.1000%, 5/15/44 202,000 237,197
Lithia Motors, Inc., 4.3750%, 1/15/31 (144A) 230,000 231,288
Marriott International, Inc., 4.0000%, 4/15/28 53,000 56,076
Marriott International, Inc., 3.5000%, 10/15/32 90,000 90,779
743,553
Consumer, Non-cyclical - 5.6%
AbbVie, Inc., 3.2000%, 11/21/29 63,000 64,881
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 157,000 144,057
GXO Logistics, Inc., 1.6500%, 7/15/26 (144A) 92,000 88,301
HCA, Inc., 4.1250%, 6/15/29 85,000 90,546
HCA, Inc., 3.5000%, 9/1/30 279,000 277,714
HCA, Inc., 5.2500%, 6/15/49 211,000 248,584
Humana, Inc., 3.1250%, 8/15/29 54,000 55,036
Illumina, Inc., 2.5500%, 3/23/31 91,000 88,263
JBS USA LUX SA, 3.0000%, 5/15/32 (144A) 375,000 349,691
JBS USA LUX SA, 4.3750%, 2/2/52 (144A) 325,000 315,153
Pilgrim's Pride Corp., 4.2500%, 4/15/31 (144A) 280,000 276,273
Royalty Pharma plc, 2.1500%, 9/2/31 499,000 456,086
Sysco Corp., 2.4000%, 2/15/30 147,000 142,931
2,597,516
Energy - 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 169,000 175,605
Sabine Pass Liquefaction LLC, 4.5000%, 5/15/30 70,000 76,755
252,360
Financial - 12.6%
AerCap Ireland Capital DAC, 3.8750%, 1/23/28 188,000 194,386
AerCap Ireland Capital DAC, 3.3000%, 1/30/32 245,000 239,179
AerCap Ireland Capital DAC, 3.8500%, 10/29/41 245,000 239,453
Air Lease Corp., 3.1250%, 12/1/30 155,000 150,689
Alexandria Real Estate Equities, Inc., 2.0000%, 5/18/32 152,000 140,932
Bank of America Corp., ICE LIBOR USD 3 Month + 3.1350%, 5.2000%, 6/1/23
‡,μ
361,000 370,025
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
172,000 162,815
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
84,000 81,400
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)
‡
263,000 260,173
Boston Properties LP, 4.5000%, 12/1/28 180,000 198,805
Boston Properties LP, 2.5500%, 4/1/32 171,000 164,560
Charles Schwab Corp. (The), US Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.0790%, 4.0000%, 12/1/30
‡,μ
144,000 141,087
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
242,000 244,424
Crown Castle International Corp., 2.5000%, 7/15/31 80,000 76,397
Digital Realty Trust LP, 4.4500%, 7/15/28 70,000 76,942
Equinix , Inc., 1.5500%, 3/15/28 128,000 119,761
Equinix , Inc., 2.5000%, 5/15/31 113,000 108,174
Goldman Sachs Group, Inc. (The), SOFR + 1.4100%, 3.1020%, 2/24/33
‡
927,000 932,304
JPMorgan Chase & Co., SOFR + 3.1250%, 4.6000%, 2/1/25
‡,μ
120,000 119,400
JPMorgan Chase & Co., SOFR + 2.5150%, 2.9560%, 5/13/31
‡
180,000 178,831
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
203,000 204,334
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.8500%, 1.6270%, 5/11/27
‡
211,000 203,347
Morgan Stanley, 3.9500%, 4/23/27 154,000 164,081
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
340,000 340,424
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36
‡
245,000 227,612

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.3500%, 3.0320%, 11/28/35
‡
$ 250,000 $ 237,771
Rexford Industrial Realty LP, 2.1500%, 9/1/31 137,000 126,367
Sun Communities Operating LP, 2.7000%, 7/15/31 99,000 95,051
5,798,724
Industrial - 1.3%
Owens Corning, 3.9500%, 8/15/29 152,000 162,559
Trimble, Inc., 4.9000%, 6/15/28 125,000 138,071
Xylem, Inc., 1.9500%, 1/30/28 124,000 120,637
Xylem, Inc., 2.2500%, 1/30/31 87,000 83,166
Xylem, Inc., 4.3750%, 11/1/46 75,000 83,948
588,381
Technology - 1.8%
Broadcom Corp., 3.8750%, 1/15/27 91,000 95,953
Broadcom, Inc., 3.4690%, 4/15/34 (144A) 195,000 193,152
Broadcom, Inc., 3.7500%, 2/15/51 (144A) 116,000 111,686
Micron Technology, Inc., 5.3270%, 2/6/29 75,000 85,456
Micron Technology, Inc., 2.7030%, 4/15/32 96,000 91,797
NXP BV, 2.5000%, 5/11/31 (144A) 132,000 126,373
VMware, Inc., 4.7000%, 5/15/30 49,000 54,908
VMware, Inc., 2.2000%, 8/15/31 95,000 88,709
848,034
Utilities - 1.8%
AES Corp. (The), 1.3750%, 1/15/26 126,000 120,347
AES Corp. (The), 2.4500%, 1/15/31 148,000 139,467
Dominion Energy, Inc., 2.2500%, 8/15/31 133,000 126,574
Duquesne Light Holdings, Inc., 2.7750%, 1/7/32 (144A) 196,000 186,831
NextEra Energy Capital Holdings, Inc., 1.9000%, 6/15/28 101,000 97,885
NextEra Energy Capital Holdings, Inc., US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.5470%, 3.8000%, 3/15/82
‡
160,000 156,843
827,947
Total Corporate Bonds (cost $12,504,360) 11,984,132
Mortgage-Backed Securities - 44.6%
Angel Oak Mortgage Trust , 3.8600% , 1/26/65 (144A)
‡
38,422 38,966
Angel Oak Mortgage Trust I LLC , 3.6490% , 9/25/48 (144A)
‡
7,971 7,971
Bayview Financing Trust , SOFR30A + 1.5500% , 1.5997% , 12/31/49 (144A)
‡
468,390 469,233
BX Commercial Mortgage Trust
ICE LIBOR USD 1 Month + 1.3500%, 1.4560%, 11/15/32 (144A)
‡
168,561 168,532
ICE LIBOR USD 1 Month + 1.5500%, 1.6560%, 11/15/32 (144A)
‡
105,350 105,333
ICE LIBOR USD 1 Month + 0.7000%, 0.8063%, 9/15/36 (144A)
‡
1,000,000 996,022
ICE LIBOR USD 1 Month + 1.6500%, 1.7563%, 9/15/36 (144A)
‡
250,000 247,502
ICE LIBOR USD 1 Month + 1.1200%, 1.2260%, 12/15/36 (144A)
‡
411,070 410,063
CALI Mortgage Trust , 3.9570% , 3/10/39 (144A) 250,000 270,175
COLT Mortgage Loan Trust
2.6930%, 2/25/50 (144A)
‡
461,772 461,772
1.8530%, 3/25/65 (144A)
‡
18,837 18,867
Connecticut Avenue Securities Trust
ICE LIBOR USD 1 Month + 4.1500%, 4.2577%, 8/25/31 (144A)
‡
500,000 508,866
SOFR30A + 1.0000%, 1.0497%, 12/25/41 (144A)
‡
623,626 623,515
FHLMC
3.5000%, 7/1/42 63,019 67,276
3.0000%, 2/1/43 1,266 1,320
3.5000%, 2/1/44 355,580 379,880

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC - (continued)
3.5000%, 1/1/47 $ 379,224 $ 404,890
FHLMC STACR REMIC Trust
SOFR30A + 3.0500%, 3.0997%, 1/25/34 (144A)
‡
500,000 500,396
ICE LIBOR USD 1 Month + 2.9500%, 3.0577%, 11/25/49 (144A)
‡
250,000 250,346
FHLMC UMBS
3.5000%, 3/1/43 257 272
3.5000%, 6/1/43 26,659 28,216
FNMA
ICE LIBOR USD 1 Month + 6.0000%, 6.1077%, 9/25/28
‡
246,805 254,498
3.0000%, 2/1/43 11,380 11,873
3.0000%, 2/1/43 593,673 619,035
3.0000%, 3/1/43 146,490 152,836
4.0000%, 6/1/43 65,623 71,630
4.5000%, 6/1/45 6,973 7,685
3.0000%, 7/1/45 638,132 665,776
3.0000%, 9/1/46 293,289 305,818
3.0000%, 1/1/47 22,593 23,718
3.5000%, 8/1/56 50,670 53,784
3.0000%, 6/1/57 118,314 122,631
3.0000%, 9/1/57 206,335 213,863
3.0000%, 5/1/58 696,595 722,010
FNMA UMBS , 3.0000% , 9/1/51 745,334 765,818
FNMA/FHLMC UMBS
1.5000%, TBA, 15 Year Maturity
(b)
196,890 193,789
2.0000%, TBA, 15 Year Maturity
(b)
374,910 376,676
2.5000%, TBA, 15 Year Maturity
(b)
308,060 314,720
2.0000%, TBA, 30 Year Maturity
(b)
975,590 950,770
3.0000%, TBA, 30 Year Maturity
(b)
3,405,194 3,478,985
3.5000%, TBA, 30 Year Maturity
(b)
386,400 402,694
4.0000%, TBA, 30 Year Maturity
(b)
114,800 121,323
GNMA
2.0000%, TBA, 30 Year Maturity
(b)
462,010 456,476
2.5000%, TBA, 30 Year Maturity
(b)
468,830 471,568
3.0000%, TBA, 30 Year Maturity
(b)
132,600 135,688
3.5000%, TBA, 30 Year Maturity
(b)
465,030 481,464
Grace Trust , 2.3470% , 12/10/40 (144A) 250,000 244,163
Great Wolf Trust , ICE LIBOR USD 1 Month + 1.9330% , 2.0390% , 12/15/36
(144A)
‡
500,000 493,157
GS Mortgage-Backed Securities Trust , 2.3520% , 9/27/60 (144A)
‡
50,858 50,978
JP Morgan Mortgage Trust , SOFR30A + 0.9000% , 0.9497% , 3/25/51 (144A)
‡
245,002 245,741
JPMorgan Chase Commercial Mortgage Securities Corp. , ICE LIBOR USD 1
Month + 0.7600% , 0.8660% , 6/15/38 (144A)
‡
500,000 498,124
MKT Mortgage Trust , 2.6940% , 2/12/40 (144A) 100,000 100,102
New Residential Mortgage Loan Trust , ICE LIBOR USD 1 Month + 0.9000% ,
1.0077% , 1/25/48 (144A)
‡
161,039 160,652
PRPM LLC
2.3630%, 10/25/26 (144A)
‡
377,603 373,164
2.4870%, 10/25/26 (144A)
Ç
369,125 365,879
2.2370%, 10/25/51 (144A)
‡
250,000 246,570
2.4850%, 10/25/51 (144A)
‡
250,000 246,611
UWM Mortgage Trust , SOFR30A + 1.0000% , 1.0497% , 9/25/51 (144A)
‡
151,690 152,767
Total Mortgage-Backed Securities (cost $20,719,057) 20,512,449

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
U.S. Treasury Notes/Bonds - 15.8%
0.1250%, 8/31/23 $ 1,931,800 $ 1,903,502
0.3750%, 10/31/23 318,800 314,728
0.3750%, 9/15/24 3,154,000 3,077,861
0.8750%, 9/30/26 1,304,000 1,261,467
1.5000%, 1/31/27 93,000 92,513
0.1250%, 7/15/31 205,000 231,054
1.3750%, 11/15/31 300,100 289,174
2.0000%, 11/15/41 25,000 24,301
2.0000%, 8/15/51 86,000 83,890
Total U.S. Treasury Notes/Bonds (cost $7,419,052) 7,278,490
Preferred Stock - 0.2%
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
New Residential Investment Corp. (cost $100,000) 4,000 99,680
Investment Companies - 0.6%
Money Market Funds - 0.6%
Federated Hermes Government Obligations Tax-Managed Fund, 0.0100%
∞
(cost
$261,660) 261,660 261,660
Total Investments (total cost $54,490,133 ) - 116.0% 53,415,897
Liabilities, net of Cash, Receivables and Other Assets - (16.0%) (7,366,400)
Net Assets - 100.0% $46,049,497
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 51,771,158 96.9%
Ireland 673,018 1.3
United Kingdom 441,118 0.8
France 260,173 0.5
Mexico 144,057 0.3
Netherlands 126,373 0.2
Total $ 53,415,897 100.0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (4.9)%
Mortgage-Backed Securities - (4.9)%
FNMA/FHLMC UMBS, 2.5000%, TBA, 30 Year Maturity
(b)
$ (2,258,266) $ (2,254,039)
Total Securities Sold Short (proceeds $2,258,619) $ (2,254,039)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (2,254,039) 100.0%
$– – %

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2022

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Bought:
U.S. Treasury 10 Year Notes 35 3/22/22 $ 4,478,906 $ (96,117)
U.S. Treasury 5 Year Notes 10 3/31/22 1,192,031 (2,901)
U.S. Treasury Ultra Bonds 23 3/22/22 4,345,563 (116,465)
(215,483)
Futures Sold:
U.S. Treasury 10 Year Ultra Bonds 15 3/22/22 (2,142,422) (1,799)
U.S. Treasury 2 Year Notes 29 3/31/22 (6,283,031) 30,699
U.S. Treasury Long Bonds 2 3/22/22 (311,250) 6,215
35,115
Total $(180,368)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.37-V1, Fixed Rate of 1.00% Paid Quarterly 12/20/31 $ 2,000,000 $ (5,131) $ (3,732) $ (8,863)
CDX.NA.IG.37-V1, Fixed Rate of 1.00% Paid Quarterly 12/20/31 2,200,000 (5,644) 2,816 (2,828)
Total (10,775) (916) $(11,691)
Average ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2022
Derivative Value*
Futures contracts, purchased $10,300,193
Futures contracts, sold 5,980,839
Centrally Cleared Credit default swaps, buy protection (1,919)
Centrally Cleared Credit default swaps, sell protection 6,477
* Futures contracts and centrally-cleared swaps are reported as the average ending monthly notional value.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2022

FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of January 31, 2022.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2022
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2022 is $23,617,046 which represents 51.3% of net assets.
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2022

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 9,493,404 $ —
Collateralized Loan Obligations — 3,786,082 —
Corporate Bonds — 11,984,132 —
Mortgage-Backed Securities — 20,512,449 —
U.S. Treasury Notes/Bonds — 7,278,490 —
Preferred Stock 99,680 — —
Investment Companies 261,660 — —
Total Assets $ 361,340 $ 53,054,557 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 2,254,039 $ —
Other Financial Instruments
(a)
:
Variation Margin Payable on Centrally Cleared Swaps $ — $ 11,170 $ —
Variation Margin Payable on Futures Contracts 2,122 — —
Total Liabilities $ 2,122 $ 2,265,209 $ —
(a) Other financial instruments include futures and swap contracts. Futures and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
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